Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Lessee Operating Lease Liability Aggregate Minimum Lease Payments

As of
December 31,
2023
RMB
Within one year	1,262
Total	1,262